Note 2 - Going Concern (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Banking Regulation, Total Capital, Actual	$ 4,899,989		$ 4,899,989		$ 8,678,230
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	6,517,375	$ 1,818,307	10,499,901	$ 5,996,635	9,121,376	$ 7,821,162
Cash Provided by (Used in) Operating Activity, Including Discontinued Operation			680,434	(4,959,889)	(4,203,154)	(252,388)
Retained Earnings (Accumulated Deficit)	51,228,402		51,228,402		$ 35,848,153	$ 26,726,777
Income from rental property	$ 2,311,855		$ 2,311,855